ADVANCES TO SUPPLIERS - THIRD PARTIES, NET (Tables)	12 Months Ended
Dec. 31, 2015
Advance To Suppliers [Abstract]
Schedule Of Advance To Supplies [Table Text Block]
Advance to suppliers – third parties from continuing operations consist of the following:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Advances to suppliers - third parties	4,885,455	10,739,923
Less: allowance for doubtful accounts	(4,254,143)	(8,897,750)
Total advances to suppliers - third parties	631,312	1,842,173
Less: advances to suppliers - third parties held for discontinued operations	(33,217)	(238,607)
Advances to suppliers - third party held for continuing operations	598,095	1,603,566

Allowance For Doubtful Accounts In Advance To Suppliers Third Party [Table Text Block]
Movement of allowance for doubtful accounts is as follows:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Beginning balance	8,897,750	-
Addition	311,420	8,901,490
Less: write-off	(4,662,795)	-
Exchange rate effect	(292,232)	(3,740)
Ending balance	4,254,143	8,897,750
Less: balance held for discontinued operations	(4,157,647)	(8,571,652)
Ending balance held for continuing operations	96,496	326,098

Schedule of Related Party Transactions [Table Text Block]
Advance to supplier – related party from continuing operations consists of the following:

	December 31,
	2015	2014
	US$	US$
Advance to supplier - related party	875,044	1,498,627
Less: allowance for doubtful accounts	-	-
Total advance to supplier - related party	875,044	1,498,627
Less: advance to supplier - related party held for discontinued operations	-	-
Advance to supplier - related party held for continuing operations	875,044	1,498,627